Vessels, Net - 20F	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Vessels, Net [Abstract]
Vessels, Net
6.	Vessels, Net:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	June 30, 2016	December 31, 2015
Cost:
Beginning balance	201,684	-
- Additions	-	201,684
Ending balance	201,684	201,684

Accumulated depreciation:
Beginning balance	(1,844)	-
- Additions	(4,185)	(1,844)
Ending balance	(6,029)	(1,844)

Net book value	195,655	199,840

All vessels are mortgaged to secured loans (Note 7).

7.	Vessels, Net:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2015	December 31, 2014
Cost:
Beginning balance	-	-
- Additions	201,684	-
Ending balance	201,684	-

Accumulated depreciation:
Beginning balance	-	-
- Additions	(1,844)	-
Ending balance	(1,844)	-

Net book value	199,840	-

On March 19, 2015, the Company acquired the 2001 Capesize, 171,199 DWT vessel M/V Leadership from an unaffiliated party, for a net purchase price of $17,127, of which $8,750 was financed through a loan with Alpha Bank A.E., $3,827 was financed through a shareholder's convertible promissory note by Jelco and $4,550 was financed through an equity injection on March 18, 2015 by Jelco in exchange for the issuance of 5,000,100 newly issuance shares of common stock.
On August 6, 2015, the Company entered into a purchase agreement with entities affiliated with certain of the Company's major shareholder to acquire seven secondhand drybulk vessels, consisting of five Capesize and two Supramax vessels. These seven vessels were acquired as follows:
•	On September 11, 2015, the Company acquired the vessel M/V Premiership for a purchase price of $29,951, of which $25,420 was financed through a loan with UniCredit Bank AG, $1,030 was financed through a shareholder's revolving convertible promissory note by Jelco and $3,501 was financed through an equity injection on September 11, 2015 by Jelco in exchange for the issuance of 3,889,980 newly issuance shares of common stock.
•	On September 29, 2015, the Company acquired the vessel M/V Gladiatorship for a purchase price of $16,336, of which approximately $13,643 was financed through a loan with UniCredit Bank AG, $303 was financed through a shareholder's revolving convertible promissory note by Jelco and $2,390 was financed through an equity injection on September 29, 2015 by Jelco in exchange for the issuance of 2,655,740 newly issuance shares of common stock.
•	On October 13, 2015, the Company acquired the vessel M/V Geniuship for a purchase price of $27,597, which was financed through a loan with HSH Nordbank AG.
•	On October 21, 2015, the Company acquired the vessel M/V Guardianship for a purchase price of $17,168, of which approximately $13,642 was financed through a loan with UniCredit Bank AG, $397 was financed through a shareholder's revolving convertible promissory note by Jelco and $3,129 was financed through an equity injection on October 21, 2015 by Jelco in exchange for the issuance of 3,476,520 newly issuance shares of common stock.
•	On November 3, 2015, the Company acquired the vessel M/V Gloriuship for a purchase price of $16,833, which was financed through a loan with HSH Nordbank AG.
•	On November 10, 2015, the Company acquired the vessel M/V Squireship for a purchase price of $34,922, of which $33,750 was financed through a loan with Alpha Bank A.E. and $1,172 was financed through a shareholder's revolving convertible promissory note by Jelco.
•	On December 7, 2015, the Company acquired the vessel M/V Championship for a purchase price of $41,750, of which $39,412 was financed through a loan with Natixis and $2,338 was financed through a shareholder's revolving convertible promissory note by Jelco.
All vessels are mortgaged to secured loans (Note 8).